PGIM S&P 500 Max Buffer ETF - January Average Annual Total Returns		12 Months Ended
	May 01, 2026	Dec. 31, 2025		Dec. 31, 2025
S&P 500 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		16.39%	[1]	16.39%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		6.99%		7.01%
Performance Inception Date	Dec. 31, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.99%		7.01%
Performance Inception Date	Dec. 31, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.32%		4.15%
Performance Inception Date	Dec. 31, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.